RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2026
Related Party Transactions [Abstract]
Schedule of rent payments expense
	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2026	2025	2026	2025
Jamaica Avenue at 169th Street	$625,000	$625,000	$973,486	$1,150,682
504-506 Fulton Street	375,834	362,250	381,195	381,195
508 Fulton Street	59,172	33,269	72,699	42,408
Total	$1,060,006	$1,020,519	$1,427,380	$1,574,285

Schedule of assets and liabilities
	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2026	2025	2026	2025	Expiration Date
Jamaica Avenue at 169th Street	$10,711,654	$9,749,817	$5,890,934	$4,580,611	May 31, 2040
504-506 Fulton Street	1,602,849	1,891,731	1,770,966	2,054,487	April 30, 2031
508 Fulton Street	975,670	1,018,186	1,195,683	1,224,672	April 30, 2044
Total	$13,290,173	$12,659,734	$8,857,583	$7,859,770